December 26, 2018 Securities and Exchange Commission Public Filing Desk 100 F Street , N.E. Washington, D.C. 20549 Re: Diamond Hill Funds (the “Registrant”); File Nos. 333-22075 and 811-8061 Ladies and Gentlemen: On behalf of Registrant, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 68 to the Trust’s Registration Statement (the “Amendment”). The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, contains the Prospectus and Statement of Additional Information for the Diamond Hill International Fund, a new series of the Trust (the “Fund”). During your review, please consider the following: 1. The class and series identifiers will be updated in the final Post-Effective Amendment. 2. The Fund’s fee and expense information will be updated in the final Post-Effective Amendment. 3. The adviser confirms that the net expenses of the Fund will be greater than the net expenses of the Diamond Hill International Fund, L.P. 4. The portfolio manager information will be updated in all appropriate areas in the final Post- Effective Amendment. 5. The adviser does not manage any other accounts materially equivalent to the Fund being registered. 6. The predecessor fund was chosen to be registered to enhance the investment offerings of the Diamond Hill Funds. 7. The adviser believes that the predecessor fund would have complied with Sub-chapter M of the Internal Revenue Code. 8. The Fund has the records necessary to support the calculation of performance as required by Rule 204-2(a)(16) of the Investment Advisers Act of 1940, as amended. 9. The predecessor fund commenced operations on January 1, 2017 in order to provide accredited investors a vehicle to achieve long-term capital appreciation. The predecessor fund was created for reasons entirely unrelated to the establishment of a performance record. 10. The predecessor fund’s portfolio turnover rate has been less than 100% since the fund’s inception. 11. The financial statements of the predecessor fund will be incorporated as Appendix – A to the SAI. If you have any questions, please contact Michael V. Wible at (614) 469-3297. Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297

Securities and Exchange Commission December 26, 2018 Page 2 Very truly yours, /s/ Michael V. Wible Michael V. Wible